Financial risk management, objectives and policies, The 2018 ABN AMRO Credit Facility (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2018 USD ($) Carrier Borrower Newbuilding	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Credit Facility [Abstract]
Borrowings		$ 850,972	$ 967,275
Frequency of periodic repayment		Quarterly
2018 ABN AMRO Credit Facility [Member]
Credit Facility [Abstract]
Borrowings	$ 484,000
Number of borrowers | Borrower	2
Number of VLCCs financed | Carrier	11
Number of newbuildings financed | Newbuilding	2
Adjustment to interest rate basis	2.40%
Frequency of periodic repayment		Quarterly
Debt repayment installment amount	$ 8,300
Debt repayment final amount		$ 286,100
Credit facility covenant to maintain adjusted tangible net worth		$ 300,000
2018 ABN AMRO Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Covenants requiring all times charter-free market value of vessels		135.00%
Percentage of covenant to maintain adjusted tangible net worth to total assets for credit facility		25.00%
Credit facility covenant to maintain encumbered cash		$ 30,000
Percentage of covenant required unencumbered consolidated cash to gross interest-bearing debt for credit facility		6.00%